CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Software licenses	$ 2,930	$ 1,111	$ 1,123
Services	8,948	6,867	8,448
Maintenance	3,748	2,789	2,815
Total revenues	15,626	10,767	12,386
Cost of revenues:
Software licenses	170	62	93
Services	5,417	6,018	7,525
Maintenance	353	629	758
Total cost of revenues	5,940	6,709	8,376
Gross profit	9,686	4,058	4,010
Operating expenses:
Research and development	2,918	3,541	2,910
Sales and marketing	4,398	4,787	3,556
General and administrative	3,107	2,975	4,268
Total operating expenses	10,423	11,303	10,734
Operating loss	(737)	(7,245)	(6,724)
Financial income (expenses), net	473	856	(12)
Loss before taxes	(264)	(6,389)	(6,736)
Income tax benefit (expense)	382	(55)	(62)
Net income (loss)	$ 118	$ (6,444)	$ (6,798)
Basic net earnings (loss) per share	$ 0.03	$ (1.55)	$ (1.63)
Diluted net earnings (loss) per share	$ 0.03	$ (1.55)	$ (1.63)
Weighted average number of shares used in computing basic net earnings (loss) per share	4,159,134	4,159,134	4,159,134
Weighted average number of shares used in computing diluted net earnings (loss) per share	4,166,033	4,159,134	4,159,134